OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivables and Prepaid Expenses
	December 31,
	2018	2017

Prepaid expenses	$32	$367
Income receivable	143	95
Others	145	44

	$320	$506